Shareholder Report, Line Graph (Details) - USD ($)			1 Months Ended	4 Months Ended	7 Months Ended	10 Months Ended	12 Months Ended		13 Months Ended	16 Months Ended	24 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	Oct. 08, 2024	Jan. 31, 2016	Oct. 31, 2024	Jan. 31, 2025	Apr. 30, 2025	Jul. 31, 2025	Jan. 31, 2026	Jan. 31, 2017	Oct. 31, 2025	Jan. 31, 2026	Jan. 31, 2018	Jan. 31, 2019	Jan. 31, 2020	Jan. 31, 2021	Jan. 31, 2022	Jan. 31, 2023	Jan. 31, 2024	Jan. 31, 2025	Jan. 31, 2026
C000159047 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name							Class K Shares
Accumulated Value		$ 10,000						$ 10,912			$ 12,037	$ 12,709	$ 14,146	$ 12,768	$ 15,441	$ 13,466	$ 13,034	$ 14,078	$ 15,845
C000159045 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name							Investor A Shares
Accumulated Value		10,000						10,893			11,971	12,592	13,972	12,565	15,148	13,161	12,698	13,664	15,326
C000159046 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name							Institutional Shares
Accumulated Value		10,000						10,909			12,039	12,691	14,115	12,736	15,400	13,416	12,978	14,009	15,757
C000253866 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name							iShares FTSE NAREIT All Equity REIT Index Fund
Accumulated Value	$ 10,000		$ 9,940	$ 9,571	$ 9,540	$ 9,536			$ 9,684	$ 9,961
FTSE All World Index Net [Member]
Account Value [Line Items]
Line Graph and Table Measure Name							FTSE All World Index (Net)
Accumulated Value		10,000						11,806			15,050	13,891	16,119	18,833	21,322	19,647	22,517	27,109	33,138
MSCI USA Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name							MSCI USA Index
Accumulated Value	10,000		9,938	10,604	9,776	11,193			12,113	12,274
FTSE EPRA Nareit Developed Index Net [Member]
Account Value [Line Items]
Line Graph and Table Measure Name							FTSE EPRA Nareit Developed Index (Net)
Accumulated Value		$ 10,000						$ 10,931			$ 11,998	$ 12,554	$ 13,920	$ 12,455	$ 14,923	$ 12,925	$ 12,485	$ 13,358	$ 14,926
FTSE Nareit All Equity REIT Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name							FTSE Nareit All Equity REIT Index
Accumulated Value	$ 10,000		$ 9,947	$ 9,576	$ 9,547	$ 9,544			$ 9,688	$ 9,965